INCOME TAX - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Line Items]
Corporate tax rate (as a percent)	23.00%	23.00%
Other carryforward	$ 565
Deferred Tax Assets, Valuation Allowance	$ 23,797	$ 21,121
Israel [Member]
Income Tax [Line Items]
Corporate tax rate (as a percent)	23.00%	23.00%
US [Member]
Income Tax [Line Items]
Corporate tax rate (as a percent)	21.00%	21.00%
CA [Member]
Income Tax [Line Items]
State tax rate		8.84%
NY [Member]
Income Tax [Line Items]
State tax rate		6.50%
NYC [Member]
Income Tax [Line Items]
State tax rate		6.50%
Domestic [Member]
Income Tax [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 18,963	$ 16,159
Domestic [Member] | Capital Loss Carryforward [Member]
Income Tax [Line Items]
Other carryforward	16,450
Foreign [Member]
Income Tax [Line Items]
Operating loss carryforward	18,558
Deferred Tax Assets, Valuation Allowance	4,835	$ 4,962
Parent Company [Member] | Foreign [Member]
Income Tax [Line Items]
Operating loss carryforward	49,833
Deferred Tax Assets, Valuation Allowance	$ 23,797